Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

Time certificates of deposit (CDs) and other time deposits issued by domestic offices totaled $76.5 billion and $90.6 billion at December 31, 2011 and 2010, respectively. Substantially all of these deposits were interest bearing. The contractual maturities of these deposits follow.

(in millions)	December 31, 2011
2012	$31,675
2013	21,479
2014	5,447
2015	8,538
2016	5,964
Thereafter	3,427
Total	$76,530

Of these deposits, the amount of time deposits with a denomination of $100,000 or more was $25.1 billion and $33.9 billion at December 31, 2011 and 2010, respectively. The contractual maturities of these deposits follow.

(in millions)	December 31, 2011
Three months or less	$3,427
After three months through six months	2,828
After six months through twelve months	3,034
After twelve months	15,804
Total	$25,093

       Time CDs and other time deposits issued by foreign offices with a denomination of $100,000 or more were $13.6 billion and $16.7 billion at December 31, 2011 and 2010, respectively.

       Demand deposit overdrafts of $649 million and $557 million were included as loan balances at December 31, 2011 and 2010, respectively.